Convertible and Other Notes Payable – Related Party Officer and His Affiliates (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of notes balance
	December 31,	September 30,
	2020	2020
Principal	$412,227	$945,227
Premiums	367,500	846,085
Total	779,727	1,791,312
Current portion, including premiums	-	-
Long term	$779,727	$1,791,312

	2020	2019
Principal	$945,227	$887,439
Premiums	846,085	32,000
Total	1,791,312	919,439
Current portion, including premiums	-	(64,000)
Long term	$1,791,312	$855,439